Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Revenue
Interest	$ 42,819	$ 61,777	$ 28,211
Management fees	10,204
Total revenue	53,023	61,777	28,211
Expenses
Corporate and administrative	2,415,003	2,724,759	2,877,792
Impairment loss on exploration and evaluation assets	639,034		178,118
General exploration	11,861	17,269	23,677
Depreciation	20,617	18,538	35,656
Share based compensation	78,844	149,286	183,108
Foreign exchange loss	1,435	2,705	5,137
Financing transaction costs	177,503	634,912	601,335
Increase in fair value of convertible redeemable preferred shares	376,688	535,500	131,250
Decrease in fair value of derivative liabilities	(126,951)	(562,216)	(333,073)
Total Expenses	3,594,034	3,520,753	3,703,000
Net Loss before Income Taxes	(3,541,011)	(3,458,976)	(3,674,789)
Deferred Income Tax Recoveries	154,676	218,232	317,468
Net Loss and Total Comprehensive Loss for the year	$ (3,386,335)	$ (3,240,744)	$ (3,357,321)
Loss per Share - Basic and Diluted (in dollars per share)	$ (0.012)	$ (0.015)	$ (0.018)
Weighted Average Number of Common Shares Outstanding, Basic and Diluted (in shares)	275,760,316	215,152,381	187,869,637